SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11. SUBSEQUENT EVENTS

On April 20, 2025 the Company’s wholly owned subsidiary, Emergen Energy, LLC, executed a definitive agreement with RelyEZ Energy Group to form a joint venture to develop, construct, and operate up to 2 GW of utility-scale battery-energy-storage projects (2- to 4-hour BESS) in the United States through 2027.

Capital commitments. RelyEZ has committed up to $50 million, including an initial $10 million funding within 10 days of closing. The Company will contribute up to $12.5 million on a pro-rata basis after the first $10 million from RelyEZ.

Ownership and economics. Until project refinancing, each project SPV will be owned 80 % by RelyEZ and 20 % by Emergen. After refinancing, the Company may repurchase RelyEZ’s interest at cost plus a 12 % annual return.

Status of accounting evaluation. This agreement was executed after March 31, 2025; therefore, no amounts related to the joint venture are reflected in the accompanying financial statements.

Between April 1 and June 9, 2025 the Company issued five additional unsecured promissory notes to EIP under terms substantially identical to those described in Note 8, totaling $230,000 of principal.

NOTE 13. SUBSEQUENT EVENTS

Management evaluated events occurring after December 31, 2024 through May 30, 2025, the date on which these consolidated financial statements were available to be issued. In connection with the filing of Amendment No.6,  the Company’s Registration Statement on Form S-1, management evaluated subsequent events related solely to the matters described in Notes 2 and Note 13 through June 24, 2025. The Company determined that the following reportable subsequent events occurred; no other events requiring adjustment to or additional disclosure were identified.

Reverse Stock Split and Name Change

On January 28, 2025 the Company filed a Certificate of Amendment to its Certificate of Incorporation to (i) effect a 1-for-140 reverse stock split of its common stock, par value $0.001 per share, and (ii) change the corporate name to Bimergen Energy Corporation. The reverse stock split became effective on February 3, 2025.

RelyEZ Joint-Venture Agreement

On April 20, 2025 the Company’s wholly owned subsidiary, Emergen Energy, LLC, executed a definitive agreement with RelyEZ Energy Group to form a joint venture to develop, construct, and operate up to 2 GW of utility-scale battery-energy-storage projects (2- to 4-hour BESS) in the United States through 2027.

Capital commitments. RelyEZ has committed up to $50 million, including an initial $10 million funding within 10 days of closing. The Company will contribute up to $12.5 million on a pro-rata basis after the first $10 million from RelyEZ.

Ownership and economics. Until project refinancing, each project SPV will be owned 80 % by RelyEZ and 20 % by Emergen. After refinancing, the Company may repurchase RelyEZ’s interest at cost plus a 12 % annual return.

Status of accounting evaluation. This agreement was executed after December 31, 2024; therefore, no amounts related to the joint venture are reflected in the accompanying 2024 financial statements.

Related-Party Working-Capital Loans

Between March 3, 2025 and May 30, 2025 the Company entered into six unsecured promissory notes with Energy Independent Partners (“EIP”), an entity controlled by Cole Johnson, the Company’s President and Director, aggregating $337,000 in principal. Each note bears simple interest at 9.5 % per annum, repayable in a single lump sum on December 31, 2025. The proceeds were used to fund near-term working-capital for operating expenses.